Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
October 31, 2023
REA-NPRT1-1223
1.809107.120
Common Stocks - 97.6%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 92.8%
REITs - Apartments - 12.6%
American Homes 4 Rent Class A	1,404,500	45,983
Equity Residential (SBI)	932,000	51,568
Invitation Homes, Inc.	1,330,900	39,514
Mid-America Apartment Communities, Inc.	679,000	80,224
UDR, Inc.	2,673,341	85,039
		302,328
REITs - Diversified - 29.9%
Apartment Income (REIT) Corp.	1,220,068	35,638
Crown Castle International Corp.	2,006,900	186,602
Digital Realty Trust, Inc.	938,600	116,724
Elme Communities (SBI)	353,800	4,514
Equinix, Inc.	256,300	187,007
Gaming & Leisure Properties	631,210	28,651
Lamar Advertising Co. Class A	341,100	28,062
SBA Communications Corp. Class A	607,083	126,656
		713,854
REITs - Health Care - 9.9%
Ventas, Inc.	3,210,154	136,303
Welltower, Inc.	1,198,040	100,168
		236,471
REITs - Hotels - 2.3%
DiamondRock Hospitality Co.	3,992,900	30,865
Ryman Hospitality Properties, Inc.	285,100	24,405
		55,270
REITs - Management/Investment - 5.0%
NNN (REIT), Inc.	1,922,200	69,834
Weyerhaeuser Co.	1,725,000	49,490
		119,324
REITs - Manufactured Homes - 3.7%
Equity Lifestyle Properties, Inc.	365,574	24,055
Sun Communities, Inc.	587,463	65,349
		89,404
REITs - Regional Malls - 0.4%
Tanger Factory Outlet Centers, Inc.	384,900	8,679
REITs - Shopping Centers - 9.4%
Kimco Realty Corp.	3,833,690	68,776
Phillips Edison & Co., Inc. (a)	1,321,400	46,659
Regency Centers Corp.	1,037,700	62,532
SITE Centers Corp.	1,696,600	19,782
Urban Edge Properties	1,655,000	26,248
		223,997
REITs - Single Tenant - 2.5%
Four Corners Property Trust, Inc.	749,200	15,958
Spirit Realty Capital, Inc.	1,227,500	44,178
		60,136
REITs - Storage - 5.7%
CubeSmart	1,902,200	64,846
Extra Space Storage, Inc.	188,240	19,500
Iron Mountain, Inc.	900,900	53,216
		137,562
REITs - Warehouse/Industrial - 11.4%
Americold Realty Trust	756,900	19,846
Prologis (REIT), Inc.	2,339,215	235,676
Terreno Realty Corp.	310,000	16,517
		272,039
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,219,064
Real Estate Management & Development - 4.8%
Real Estate Services - 4.8%
CBRE Group, Inc. (b)	940,200	65,193
CoStar Group, Inc. (b)	565,000	41,477
Zillow Group, Inc. Class C (b)	200,000	7,250
		113,920
TOTAL COMMON STOCKS (Cost $2,058,224)		2,332,984

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (c)	48,586,255	48,596
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	43,287,171	43,292
TOTAL MONEY MARKET FUNDS (Cost $91,888)		91,888

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $2,150,112)	2,424,872
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(34,952)
NET ASSETS - 100.0%	2,389,920

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	91,636	70,905	113,945	787	-	-	48,596	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	44,244	45,124	46,076	9	-	-	43,292	0.2%
Total	135,880	116,029	160,021	796	-	-	91,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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